provisions (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2018
provisions reconciliation
Balance at beginning of period	$ 795	$ 589
Additions	28	260
Reversal	(1)	(2)
Use	(20)	(63)
Interest effect	6	10
Effects of foreign exchange, net		14
Balance at end of period	808	808
Current			$ 106
Non-current			702
Total	795	589	808
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	353	351
Use	(1)	(2)
Interest effect	3	6
Balance at end of period	355	355
Current			4
Non-current			351
Total	353	351	355
Employee related
provisions reconciliation
Balance at beginning of period	39	36
Additions	19	50
Use	(13)	(41)
Balance at end of period	45	45
Current			41
Non-current			4
Total	39	36	45
Written put options
provisions reconciliation
Balance at beginning of period	296	82
Additions	5	204
Interest effect	3	4
Effects of foreign exchange, net		14
Balance at end of period	304	304
Current			24
Non-current			280
Total	296	82	304
Other
provisions reconciliation
Balance at beginning of period	107	120
Additions	4	6
Reversal	(1)	(2)
Use	(6)	(20)
Balance at end of period	104	104
Current			37
Non-current			67
Total	$ 107	$ 120	$ 104